CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
ASSETS
CASH AND CASH EQUIVALENTS		$ 218,277,286	$ 229,491,716
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS		10,616,675	19,043,485
Debt securities		1,396,925	1,423,018
Derivatives		2,816,482	5,853,137
Equity instruments		6,403,268	11,767,330
FINANCIAL ASSETS AT AMORTIZED COST		564,673,086	526,958,019
Loans and advances to government sector		740	772
Loans and advances to Central Bank		0	9,064
Loans and advances to financial institutions		4,210,155	2,649,322
Loans and advances to customers		374,784,212	419,351,682
Reverse repurchase agreements		137,382,938	73,488,887
Debt securities		19,857,627
Other financial assets		28,437,414	31,458,292
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME		167,075,561	192,559,749
Debt securities		167,039,478	192,516,731
Equity instruments		36,083	43,018
INVESTMENT IN JOINT VENTURES AND ASSOCIATES		2,037,117	2,177,100
TANGIBLE ASSETS		53,721,306	53,823,393
Property and equipment		50,921,349	50,970,192
Investment properties		2,799,957	2,853,201
INTANGIBLE ASSETS		3,675,594	2,345,476
INCOME TAX ASSETS		3,743,184	8,936,342
Current		2,263,851	735
Deferred		1,479,333	8,935,607
OTHER ASSETS		6,858,636	10,385,995
NON-CURRENT ASSETS HELD FOR SALE		302,108	341,034
TOTAL ASSETS		1,030,980,553	1,046,062,309
LIABILITIES
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		314,215	284,818
Derivatives	[1]	314,215	284,818
FINANCIAL LIABILITIES AT AMORTIZED COST		782,189,591	797,341,143
Bank Loans		11,758,005	14,529,681
Deposits from government sector		13,274,474	8,495,619
Deposits from financial institutions		217,301	1,300,593
Deposits from customers		694,844,410	712,041,633
Other financial liabilities		61,592,426	59,209,439
Debt Securities Issued		502,975	1,764,178
PROVISIONS		5,613,119	9,098,159
INCOME TAX LIABILITIES		8,947,736	4,825,339
Current		354,269	4,765,960
Deferred		8,593,467	59,379
OTHER LIABILITIES		70,901,250	61,619,502
TOTAL LIABILITIES		867,965,911	873,168,961
EQUITY
Share capital		612,710	612,710
Share premium		39,828,416	39,828,416
Inflation adjustment to share capital		28,448,304	28,448,304
Reserves		119,754,279	179,915,572
Accumulated loss		(34,153,810)	(87,976,570)
Accumulated other comprehensive income		5,303,847	8,801,104
Equity attributable to owners of the Bank		159,793,746	169,629,536
Non-controlling interests		3,220,896	3,263,812
TOTAL EQUITY		163,014,642	172,893,348
TOTAL LIABILITIES AND EQUITY		$ 1,030,980,553	$ 1,046,062,309

[1]	The notional amounts are disclosed in note 9.2